Acquisition of Taminco	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Acquisition of Taminco

4. Acquisition of Taminco

On December 15, 2011, the Purchaser entered into a share purchase agreement with the Seller pursuant to which the Company acquired all of the issued share capital of the Predecessor and its subsidiaries for a total consideration of approximately $1.4 billion including assumed indebtedness of approximately $1.1 billion. The Acquisition was consummated on February 15, 2012.

Purchase Price Allocation

We accounted for the Acquisition in accordance with the provisions of FASB Accounting Standards Codification (“ASC”) 805, “Business Combinations,” whereby the acquired assets and liabilities assumed are initially recorded at fair value.

In accordance with the provisions of ASC 805, the total purchase price was assigned to the Company’s net tangible and identifiable intangible assets based on their estimated fair values as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill.

The following table summarizes the final fair values of the assets acquired and liabilities assumed at the date of acquisition (in millions):

Cash	$171
Inventory	133
Accounts receivable	73
Property, plant and equipment	412
Intangible assets	636
Goodwill	452
Other long term assets	21

Total assets acquired	1,898

Current liabilities	157
Long term debt	1,108
Other long term liabilities	307

Total liabilities assumed	1,572

Net assets acquired	$326

Other long-term liabilities assumed are primarily comprised of net non-current deferred tax liabilities of $276 million and other accruals of $31 million.

Inventory acquired by the Company included a fair value adjustment of $22 million. The Company expensed this amount by June 30, 2012 as the acquired inventory was sold.

Property, plant and equipment include a fair value adjustment of $200 million and consist of land, buildings, plant and equipment. Depreciable lives range from 15 years for buildings and from 5 to 15 years for plant and equipment.

The final fair values assigned to intangible assets were determined through the use of the income approach, specifically the relief from royalty method and the multi-period excess earnings method. Both valuation methods rely on management’s judgments, including expected future cash flows resulting from existing customer relationships, customer attrition rates, contributory effects of other assets utilized in the business, peer group cost of capital and royalty rates as well as other factors. The valuation of tangible assets was derived using a combination of the income approach, the market approach and the cost approach. Significant judgments used in valuing tangible assets include estimated reproduction or replacement cost, useful lives of assets, estimated selling prices, costs to complete and reasonable profit.

The Acquisition related intangible asset valuations are as follows ($ in millions):

	Estimated Useful Lives	As of the Acquisition
Regulatory costs	3 years	$6
Customer relationships	12 years	346
Technology, patents and license costs	10 years	94
Various contracts	8 years	186
Leasehold improvements	44 years	4

Total Intangible Assets at Acquisition		$636

Supplementary Pro Forma Information

The unaudited pro forma combined statements of operations for the nine months ended September 30, 2012 have been derived from our historical condensed consolidated financial statements and have been prepared to give effect to the Acquisition, assuming that the Acquisition occurred on January 1, 2012.

The unaudited pro forma combined statements of operations for the nine months period ended September 30, 2012 have been adjusted to reflect:

•	additional depreciation and amortization that resulted from changes in the estimated fair value of assets and liabilities;

•	increase of the interest expense resulting from new indebtedness incurred in connection with the Acquisition; and

•	incremental operating expenses, representing the annual management fee to be paid by the Company to Apollo.

(In millions, except per share amounts)	Predecessor	Successor	For the Nine Months Ended September 30, 2012
	January 1 through February 14, 2012	Nine Months Ended September 30, 2012	Adjustments	Pro Forma Combined
Net sales	$144	$711	$—	$855

Net loss	$(54)	$(29)	$(6)	$(89)

Net loss per common share:
Basic	$(0.05)	$(0.59)		$(1.82)
Diluted	$(0.05)	$(0.59)		$(1.82)

The pro forma combined financial information is based on the Company’s assignment of purchase price. Pro forma results do not include any anticipated synergies or other anticipated benefits of the Acquisition. Accordingly, the unaudited pro forma financial information is not necessarily indicative of either future results of operations or results that might have been achieved had the Acquisition occurred on January 1, 2012. The pro forma combined results above include transaction costs and share-based compensation charges of $42 million and $60 million, respectively, that were directly related to the Acquisition.

3. Acquisition of Taminco

On December 15, 2011, an affiliate of Apollo Global Management, LLC (the “Purchaser”) entered into a share purchase agreement (the “Acquisition”) with CVC Capital Partners (the “Seller”) pursuant to which the Company acquired all of the issued share capital of the Predecessor and its subsidiaries for a total consideration of approximately $1.4 billion, including assumed indebtedness, of approximately $1.1 billion. The Acquisition was consummated on February 15, 2012.

Preliminary Purchase Price Allocation

We accounted for the Acquisition in accordance with the provisions of FASB Accounting Standards Codification (“ASC”) 805, “Business Combinations,” whereby the acquired assets and liabilities assumed are initially recorded at fair value.

In accordance with the provisions of ASC 805, the total purchase price was preliminarily assigned the Company’s net tangible and identifiable intangible assets based on their estimated fair values as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill. These initial purchase price allocations may be adjusted within one year of the effective date of the Acquisition (February 15, 2012) for changes in estimates of the fair value of the assets acquired and liabilities assumed based on the fair value for the acquired assets and liabilities.

The Company has made preliminary estimates of fair values of the assets acquired and liabilities assumed that are presented in these consolidated financial statements. The Company is in the process of completing its assessment of the net deferred tax liabilities assumed. Accordingly, the Company believes that the initial estimates of the fair value of assets and liabilities could subsequently be revised and any such revision could be material.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Cash	$171
Inventory	133
Accounts Receivable	73
Property, plant and equipment	412
Intangible Assets	636
Goodwill	452
Other long term assets	21

Total assets	1,898
Current liabilities	157
Long term debt	1,108
Other long term liabilities	307

Total liabilities	1,572

Net assets acquired	$326

Other long-term liabilities assumed are primarily comprised of net noncurrent deferred tax liabilities of $276 million and other accruals of $31 million.

Inventory acquired by the Company included a fair value adjustment of $22 million. The Company expensed this amount by June 30, 2012 as the acquired inventory was sold.

Property, plant and equipment include a fair value adjustment of $200 million and consist of land, buildings, plant and equipment. Depreciable lives range 15 years for buildings and from 5 to 15 years for plant and equipment.

The preliminary fair values assigned to intangible assets were determined through the use of the income approach, specifically the relief from royalty method and the multi-period excess earnings method. Both valuation methods rely on management’s judgments, including expected future cash flows resulting from existing customer relationships, customer attrition rates, contributory effects of other assets utilized in the business, peer group cost of capital and royalty rates as well as other factors. The valuation of tangible assets was derived using a combination of the income approach, the market approach and the cost approach. Significant judgments used in valuing tangible assets include estimated reproduction or replacement cost, useful lives of assets, estimated selling prices, costs to complete and reasonable profit.

The Acquisition related intangible assets valuation are as follows:

	Estimated Useful Lives	As of the Acquisition
Regulatory costs	3 years	$6
Customer relationships	12 years	346
Technology, patents and license costs	10 years	94
Various Contracts	8 years	186
Leasehold Improvements	44 years	4

Total Intangible Assets at Acquisition		$636

Supplementary Pro Forma Information

The unaudited pro forma combined statements of operations for the year ended December 31, 2012 have been derived from our historical consolidated financial statements and have been prepared to give effect to the Acquisition, assuming that the Acquisition occurred on January 1, 2012.

The unaudited pro forma combined statements of operations for the twelve months period ended December 31, 2012 have been adjusted to reflect:

•	additional depreciation and amortization that resulted from changes in the estimated fair value of assets and liabilities;

•	increase of the interest expense resulting from new indebtedness incurred in connection with the Acquisition; and

•	incremental operating expenses, representing the annual management fee to be paid by the Company to Apollo.

			For the year ended December 31, 2012
(In millions, except per share amounts)	Predecessor January 1 through February 14, 2012	Successor year ended December 31, 2012	Adjustments	Pro Forma Combined
Net sales	$144	$972	$—	$1,116

Net income (loss)	$(54)	$(28)	$(6)	$(88)

Net income (loss) per common share:
Basic	$(0.05)	$(0.57)		$(1.80)
Diluted	$(0.05)	$(0.57)		$(1.80)

The pro forma combined financial information is based on the Company’s assignment of purchase price. Pro forma results do not include any anticipated synergies or other anticipated benefits of the Acquisition. Accordingly, the unaudited pro forma financial information is not necessarily indicative or either future results of operations or results that might have been achieved had the Acquisition occurred in January 1, 2012. The pro forma combined results above include transaction costs and share-based compensation charges of $42 million and $60 million, respectively, that were directly related to the Acquisition.